Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000233407
Account Value [Line Items]
Line Graph and Table Measure Name		Conductor Global Equity Value ETF
Accumulated Value	$ 10,000		$ 11,770	$ 14,474	$ 13,379	$ 10,655	$ 14,834	$ 15,150	$ 15,347	$ 15,335	$ 15,993	$ 21,718
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Accumulated Value	10,000		11,513	13,144	13,810	13,125	19,129	18,088	18,461	21,685	24,252	31,770
MSCI ACWI SMID Value Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World SMID Value Index
Accumulated Value	$ 10,000		$ 11,687	$ 13,092	$ 12,799	$ 10,062	$ 16,025	$ 15,366	$ 14,922	$ 16,758	$ 17,863	$ 23,088